TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of year		$ 2,842	[1]	$ 2,701
Increase in tax positions for prior years, net		129
Decrease in tax positions for prior years, net				(63)
Increase in tax positions for current year		195		78
Balance at the end of year	[1]	$ 2,908		$ 2,842

[1]	The amounts for the years ended December 31, 2022 and 2021 include $2,617 and $2,464, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.